RELATED PARTY TRANSACTIONS - Additional information (Details)	12 Months Ended
Dec. 31, 2021
JD Group
Related Party Transaction [Line Items]
Purchase agreement term (in years)	1 year
JD Group | Operational support services | Minimum
Related Party Transaction [Line Items]
Service Agreement term (in years)	1 year
JD Group | Operational support services | Maximum
Related Party Transaction [Line Items]
Service Agreement term (in years)	3 years
JD Group | BCA
Related Party Transaction [Line Items]
Service Agreement term (in years)	6 years
Walmart group | BCA
Related Party Transaction [Line Items]
Service Agreement term (in years)	1 year